Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of currency exchange rates that impact
	Period End Rate		Average Rate
	June 30,	December 31,	For the six months ended June 30,
	2022	2021	2022	2021
Thai Baht	0.0283	0.0300	0.0295	0.0325
Hong Kong Dollar	0.1282	0.1282	0.1282	0.1282
Chinese Renminbi	0.1493	N/A	0.1544	N/A

Schedule of disaggregation information of revenue by service type
	For the six months ended June 30,
	2022	Percentage of Total	2021	Percentage of Total
Service Type	$	Revenue	$	Revenue
	(Unaudited)		(Unaudited)
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$5,377,474	31.8%	$5,939,614	32.3%
Cash-In-Transit – Dedicated Vehicle to Banks (CIT DV)	2,135,199	12.6%	2,380,880	12.9%
ATM Management	4,731,015	27.9%	5,806,020	31.5%
Cash Processing (CPC)	1,410,902	8.3%	1,401,421	7.6%
Cash Center Operations (CCT)	1,202,214	7.1%	1,540,291	8.4%
Consolidate Cash Center (CCC)	225,513	1.3%	60,265	0.3%
Cheque Center Service (CDC)	4,729	0.05%	31,081	0.2%
Others **	4,399	0.05%	51,476	0.3%
Cash Deposit Management Solutions (GDM)	869,102	5.1%	849,956	4.6%
Robotics AI solutions	719,041	4.2%	203,872	1.1%
Information security	262,934	1.6%	140,149	0.8%
Total	$16,942,522	100.0%	$18,405,025	100.0%

**	Others include primarily revenue from express cash and coin processing services.